CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 404,507	$ 92,348	$ 67,598
Short-term investments	279,066	4,098	138,638
Investment securities, available-for sale (Amortized cost: 2021: $1,001; 2020: $0)	1,001	0
Investment securities, held-to-maturity (Fair value: 2021: $0; 2020: $266)	0	265
Accrued retrospective premiums	54,179	34,829	13,225
Other receivables	19,211	11,368	5,503
Reinsurance recoverable			481
Healthcare receivable	30,225	38,745	25,819
Other assets, current	21,260	8,129	1,692
Total current assets	809,449	189,782	252,956
Investment securities, available-for sale (Amortized cost: 2021: $35,281; 2020: $53,953)	34,798	53,963	56,428
Investment securities, held-to-maturity (Fair value: 2021: $703; 2020: $471)	695	429	663
Property and equipment, net	2,024	2,078	1,940
Operating lease right-of-use assets	7,102	7,882	11,097
Goodwill and other intangible assets	4,233	4,233
Other assets, non-current	8,641	8,885	9,704
Goodwill		1,243	1,243
Other intangible assets		2,990	2,990
Total assets	866,942	267,252	337,021
Current liabilities
Unpaid claims	117,582	103,976	77,886
Accounts payable and accrued expenses	18,320	30,671	19,826
Accrued salaries and benefits	10,852	3,978	3,792
Operating lease liabilities	4,841	4,795	4,761
Current portion of notes and securities payable	21,425	20,803	18,481
Other liabilities, current	5	5	14
Premium deficiency reserve			17,128
Total current liabilities	173,025	164,228	141,888
Notes and securities payable, net of discounts and deferred issuance costs	24,285	106,413	57,917
Derivative liabilities	0	44,810	138,561
Warrants payable	62,039	97,782	17,672
Long-term operating lease liabilities	5,391	6,349	10,044
Other liabilities, non-current	13,267	13,116	11,729
Total liabilities	278,007	432,698	377,811
Commitments and Contingencies Note 22
Convertible Preferred stock	0	447,747	447,747
Stockholders' equity
Additional paid-in capital	1,662,873	411,872
Accumulated other comprehensive (income) loss	(483)	10	46
Accumulated deficit	(1,077,399)	(1,028,982)	(891,633)
Clover stockholders' equity (deficit)	585,032	(617,096)	(488,537)
Non-controlling interest	3,903	3,903
Total stockholders' equity (deficit)	588,935	(613,193)	(488,537)
Total liabilities, convertible preferred stock and stockholders' equity	866,942	267,252	337,021
Reverse Capitalization [Member]
Stockholders' equity
Common Stock, Value		9	9
Additional paid-in capital		411,867	$ 403,041
Class A Common Stock
Stockholders' equity
Common Stock, Value	15	0
Class B Common Stock
Stockholders' equity
Common Stock, Value	$ 26	$ 4